Document and Entity Information	Dec. 09, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2025
Entity File Number	001-33264
Entity Registrant Name	CARPARTS.COM, INC.
Entity Central Index Key	0001378950
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0623433
Entity Address, Address Line One	2050 W. 190th Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90504
City Area Code	424
Local Phone Number	702-1455
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PRTS
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series B Junior Participating Preferred Stock Purchase Right
Trading Symbol	N/A
Security Exchange Name	NASDAQ